UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Commodity Securities Fund

	Shares	Value ($)

Common Stocks 49.4%
Australia 3.3%
BHP Billiton Ltd.	229,090	5,106,140
Rio Tinto Ltd.	13,033	511,374

(Cost $4,917,926)		5,617,514
Brazil 0.2%
Cosan SA Industria e Comercio* (Cost $440,295)	95,747	397,888
Canada 7.3%
Agrium, Inc.	32,012	1,160,079
Barrick Gold Corp.	70,807	2,291,905
Enbridge, Inc.	35,103	1,012,051
EnCana Corp.	62,268	2,548,405

Kinross Gold Corp.	122,078	2,218,280
Potash Corp. of Saskatchewan, Inc.	25,716	2,079,431
Suncor Energy, Inc.	56,308	1,256,747

(Cost $15,300,381)		12,566,898
France 1.7%
Lafarge SA	30,177	1,354,789
Total SA	32,680	1,620,793

(Cost $5,473,274)		2,975,582
Luxembourg 0.9%
ArcelorMittal (Cost $2,115,275)	77,457	1,567,673
Netherlands 1.6%
Royal Dutch Shell PLC "A"	72,400	1,627,958
Royal Dutch Shell PLC "B"	50,471	1,106,290

(Cost $4,362,269)		2,734,248
Spain 0.4%
Gamesa Corp. Tecnologica SA (Cost $1,322,361)	48,460	621,714
Sweden 0.7%
SSAB Svenskt Stal AB "A" (Cost $1,924,069)	151,904	1,289,969
Switzerland 0.5%
Transocean Ltd.* (Cost $902,157)	14,383	846,296
United Kingdom 6.3%
BG Group PLC	130,495	1,977,938
BHP Billiton PLC	174,578	3,456,484
BP PLC	571,150	3,822,415
Rio Tinto PLC	45,635	1,528,063

(Cost $13,569,357)		10,784,900
United States 26.5%
Air Products & Chemicals, Inc.	37,286	2,097,337
Apache Corp.	30,076	1,927,571
Archer-Daniels-Midland Co.	2	56
Cameron International Corp.*	59,199	1,298,234
Chevron Corp.	64,495	4,336,644
Commercial Metals Co.	33,193	383,379
Corn Products International, Inc.	42,310	896,972
Crown Holdings, Inc.*	60,808	1,382,166
ExxonMobil Corp.	127,787	8,702,295
Freeport-McMoRan Copper & Gold, Inc.	48,534	1,849,631
Marathon Oil Corp.	26,448	695,318
Martin Marietta Materials, Inc.	15,203	1,205,598
Monsanto Co.	51,264	4,260,038
National-Oilwell Varco, Inc.* (a)	38,368	1,101,545
Occidental Petroleum Corp.	34,582	1,924,488
Owens-Illinois, Inc.*	105,904	1,529,254
Pactiv Corp.*	100,350	1,464,107
Peabody Energy Corp.	29,762	745,240
Praxair, Inc.	55,276	3,719,522
Quanta Services, Inc.*	20,928	448,906
Schlumberger Ltd.	16,161	656,460
Steel Dynamics, Inc.	64,757	570,509
The Mosaic Co.	30,788	1,292,480

Ultra Petroleum Corp.*	39,452	1,415,932
United States Steel Corp.	10,676	225,584
XTO Energy, Inc.	48,498	1,485,009

(Cost $57,028,093)		45,614,275

Total Common Stocks (Cost $107,355,457)		85,016,957
Exchange-Traded Fund 3.4%
United States
SPDR Gold Trust* (Cost $3,516,848)	64,181	5,794,261
Exchange-Traded Note 1.2%
United States
iPath Dow Jones-AIG Livestock Total Return Sub-Index* (Cost $2,734,940)	63,100	1,948,528
	Principal Amount ($)	Value ($)

Commodities Linked/Structured Notes 25.4%
Germany 9.7%
Landesbank Baden-Wurttemberg MLCX Structured Note, 144A, 0.351%, 7/24/2009 (c) (Cost $44,312,000)	44,312,000	16,609,379
United Kingdom 2.7%
Barclays Bank PLC S&P GSCI/MDX Structured Note, 144A, 0.401%, 4/29/2010 (b) (Cost $5,700,000)	5,700,000	4,692,086
United States 13.0%
Cargill S&P GSCI Structured Note, 144A, 0.301%, 6/24/2009 (b)	35,846,000	11,974,607
Merrill Lynch & Co., Inc. MLCX Structured Note, 144A, 0.501%, 7/24/2009 (c)	27,617,000	10,405,147

(Cost $63,463,000)		22,379,754

Total Commodities Linked/Structured Notes (Cost $113,475,000)		43,681,219
Government & Agency Obligation 1.2%
US Treasury Obligation
US Treasury Bill, 0.15% **, 6/11/2009 (d) (Cost $2,101,378)	2,102,000	2,101,245
	Shares	Value ($)

Cash Equivalents 13.8%
Cash Management QP Trust, 0.53% (e) (Cost $23,772,447)	23,772,447	23,772,447
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $252,956,070) †	94.4	162,314,657
Other Assets and Liabilities, Net	5.6	9,685,610

Net Assets	100.0	172,000,267

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.

†

The cost for federal income tax purposes was $253,704,553. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $91,389,763. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,278,015 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $94,667,778.

(a)			Security pledged as collateral for written option contracts.
(b)

Security is linked to the S&P Goldman Sachs Commodity Index (S&P GSCI). The index is a composite of commodity sector returns, representing unleveraged, long-only investments in commodities futures that are broadly diversified across the spectrum of commodities.

(c)

Security is linked to the Merrill Lynch Commodity Index eXtra (MLCX). The index is a composite of commodity sector returns, representing unleveraged, long-only investments in commodities futures that are broadly diversified across the spectrum of commodities.

(d)			At March 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)			Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

MDX: Modified Index
MLCX: Merrill Lynch Commodity Index eXtra
S&P GSCI: Standard & Poor's Goldman Sachs Commodity Index
SPDR: Standard & Poor's Depositary Receipt
At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Depreciation ($)

S&P Goldman Sachs Commodity Index	4/16/2009	206	19,345,665	18,514,250		(831,415)
At March 31, 2009, open written option contracts were as follows:
Written Options			Contract Amount	Expiration Date	Strike Price ($)	Value ($)*

Call Options
National-Oilwell Varco, Inc. (Premiums received $113,145)			278	5/16/2009	30.0	(76,450)
*			Unrealized appreciation at March 31, 2009 was $36,695.

At March 31, 2009, the DWS Commodity Securities Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Materials	42,543,792	50.0%
Energy	40,107,629	47.2%
Consumer Staples	1,294,916	1.5%
Industrials	1,070,620	1.3%
Total	85,016,957	100.0%

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2009, the Fund held $18,745,661 in the Subsidiary, representing 10.9% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Written Options, at Value	Other Financial Instruments††	Other Receivable
Level 1	$ 67,168,145	$ (76,450)	$ (831,415)	$ -
Level 2	51,465,293	-	-	1,941,497
Level 3	43,681,219	-	-	-
Total	$ 162,314,657	$ (76,450)	$ (831,415)	$ 1,941,497

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value at March 31, 2009:

Investments in Securities
Balance as of June 30, 2008	$ 281,319,248
Net realized gain (loss)	(49,118,772)
Change in unrealized appreciation (depreciation)	(80,776,529)
Amortization premium/discount	-
Net purchases (sales)	(107,742,728)
Net transfers in (out) of Level 3	-
Balance as of March 31, 2009	$ 43,681,219
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2009	$ (71,016,683)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using future and option contracts.

Primary Underlying Risk Disclosure	Options	Futures
Interest Rate Contracts	$ -	$ -
Foreign Exchange Contracts	$ -	$ -
Credit Contracts	$ -	$ -
Equity Contracts	$ (76,450)	$ -
Commodity Contracts	$ -	$ (831,415)
Other Contracts	$ -	$ -

Futures. The Fund is subject to commodities related risk. The Fund uses futures contracts to gain exposure to the commodities market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Options. The Fund is subject to equity risk. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets; as a temporary substitute for selling selected investments; to lock in the purchase price of a security or currency which it expects to purchase in the near future; as a temporary substitute for purchasing selected investments; and to enhance potential gain. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. For exchange traded contracts the counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. The Fund's maximum exposure to purchased options is limited to the premium initially paid.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Commodity Securities Fund

, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Commodity Securities Fund

, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009